EARNINGS PER SHARE - Narrative (Q3) (Details) - $ / shares	3 Months Ended	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Apr. 03, 2020
EARNINGS PER SHARE [Abstract]
Common stock, shares, issued (in shares)	866,687,269	866,687,269	866,158,910
Common stock, par or stated value per share (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	3,200,000	3,200,000